Share Capital - Summary of Share-based Compensation Recorded for Each Type of Award (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 1,802	$ 894	$ 5,088	$ 4,145
Stock options
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	964	673	2,720	1,830
Restricted Share Units
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	550	149	1,537	149
Deferred Share Units
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 288	$ 72	$ 831	$ 2,166